INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A ordinary shares [Member] CNY (¥) shares	Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Pre-IPO ordinary shares [Member] CNY (¥) shares
Balance at Dec. 31, 2018	¥ (1,141,433)				¥ 138,024	¥ 292	¥ (1,281,191)	¥ 496	¥ 888	¥ 58
Balance (Shares) at Dec. 31, 2018 | shares										92,000,000
Net loss	(398,570)						(399,505)		935
Share-based compensation expenses	5,498				5,498
Foreign currency translation adjustment	55							55
Deemed contribution related to acquisition of businesses under common control	69,603				69,603
Accretions of convertible redeemable preferred shares	(32,209)						(32,209)
Balance at Sep. 30, 2019	(1,497,056)				213,125	292	(1,712,905)	551	1,823	¥ 58
Balance (Shares) at Sep. 30, 2019 | shares										92,000,000
Balance at Dec. 31, 2019	301,027		¥ 16	¥ 56	2,232,841	1,786	(1,920,081)	(14,527)	936
Balance (Shares) at Dec. 31, 2019 | shares			22,635,396	89,132,360
Net loss	(1,305,418)	$ (192,267)					(1,305,035)		(383)
Issuance of ordinary shares pursuant to incentive plans (Shares) | shares			1,987,389
Issuance of ordinary shares pursuant to incentive plans	26,996		¥ 1		26,995
Share-based compensation expenses	26,901				26,901
Deemed distribution to NetEase	(2,060)				(2,060)
Noncontrolling interests arising from business combination	624								624
Foreign currency translation adjustment	(19,466)	(2,867)						(19,466)
Balance at Sep. 30, 2020	¥ (971,396)	$ (143,071)	¥ 17	¥ 56	¥ 2,284,677	¥ 1,786	¥ (3,225,116)	¥ (33,993)	¥ 1,177
Balance (Shares) at Sep. 30, 2020 | shares			24,622,785	89,132,360